Variable Interest Entities -- SFC Consumer Loan Securitizations (Details) - Springleaf FundingTrust 2013 B - Consumer Loan Securitizations - Variable Interest Entity, Primary Beneficiary $ in Millions	Feb. 16, 2016 USD ($)
Variable Interest Entity [Line Items]
Redemption price	$ 371
Amount excluded from the redemption price	30
Outstanding balance	$ 400